Sources of finance - Summary of Equity and Debt Financing (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of changes in financing
Beginning balance	£ 4,160.4	£ 4,069.0	£ 5,050.1
Ordinary shares issued	0.7	1.2	4.4
Share cancellations		807.4	729.3
Ending balance	3,832.7	4,160.4	4,069.0
Analysis of changes in financing
Borrowings, beginning balance	4,465.1	4,441.7
Acquisition of subsidiaries	28.3	(38.7)
Borrowings, ending balance	4,363.1	4,465.1	4,441.7
Issued capital and share premium
Analysis of changes in financing
Beginning balance	690.0	697.1	699.9
Ordinary shares issued	0.7	1.2	4.4
Share cancellations	0.0	(8.3)	(7.2)
Ending balance	690.7	690.0	697.1
Debt financing
Analysis of changes in financing
Borrowings, beginning balance	4,465.1	4,441.7	5,032.7
Net decrease in drawings on bank loans and bonds	(48.9)	(220.6)	(397.1)
Amortisation of financing costs included in debt	0.2	7.0	8.1
Acquisition of subsidiaries	48.9	0.0	0.0
Changes in fair value due to hedging arrangements	0.0	0.0	(2.5)
Other movements	(3.5)	(0.2)	(0.4)
Exchange adjustments	(98.7)	237.2	(199.1)
Borrowings, ending balance	£ 4,363.1	£ 4,465.1	£ 4,441.7